Profit Before Income Tax Expenses	12 Months Ended
Dec. 31, 2024
Profit Before Income Tax Expenses [Abstract]
Profit before income tax expenses

6. Profit before income tax expenses

Profit before income tax expenses is arrived at after charging:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Staff costs
Salaries and other benefits	439	444	518
Staff welfare	1	—	1
Defined contribution retirement plan contributions	94	89	90
	534	533	609
Other items:
Depreciation of property, plant and equipment	919	1,091	1,091
Depreciation of right-of-use assets	20	20	17
Directors’ remuneration	17	46	72
Expense for listing on Hong Kong Stock Exchange	69	—	—
Expense for listing on Nasdaq Stock Exchange	—	731	708